Going Concern	12 Months Ended
Dec. 31, 2013
Going Concern [Abstract]
Going Concern
Note 2 - Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. The Company has generated sales volumes of $5.5 million over a four year period, and has incurred cumulative net loss of $27,034,691 since inception.  Our sales volumes to date and recurring losses from operations raise substantial doubt about the Company’s ability to continue as a going concern. Continuation of the Company is dependent on achieving sufficiently profitable operations and obtaining additional financing.

In July of 2013, the Company sold 5.0 million shares of common stock which yielded net proceeds of $1,245,000.  Stock offering costs were minimal.   This working capital may not be sufficient to fund operational growth, and the Company expects to need to raise additional capital.  There can be no assurance that the Company will continue to be able to raise sufficient capital, at terms that are favorable to the Company or at all, to fund operations.